Note 9 - Segment Financial Information: Schedule of Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Division I
Segment Reporting Information, Revenue for Reportable Segment	$ 7,900	$ 6,171	$ 22,435	$ 18,462
Profit (Loss)	2,907	1,647	7,876	4,912
Segment Reporting Information, Net Assets	78,642		78,642
Segment Reporting Information, Net Assets			66,354
Division II
Segment Reporting Information, Revenue for Reportable Segment	8,389	7,832	24,405	24,315
Profit (Loss)	3,715	2,994	10,269	9,361
Segment Reporting Information, Net Assets	90,870		90,870
Segment Reporting Information, Net Assets			84,425
Division III
Segment Reporting Information, Revenue for Reportable Segment	8,435	7,644	24,385	23,846
Profit (Loss)	3,521	2,919	10,313	9,727
Segment Reporting Information, Net Assets	85,272		85,272
Segment Reporting Information, Net Assets			77,886
Division IV
Segment Reporting Information, Revenue for Reportable Segment	8,729	8,009	25,789	23,689
Profit (Loss)	3,126	2,352	9,216	7,723
Segment Reporting Information, Net Assets	102,075		102,075
Segment Reporting Information, Net Assets			94,981
Division V
Segment Reporting Information, Revenue for Reportable Segment	5,250	4,467	15,422	13,400
Profit (Loss)	1,539	1,177	4,806	3,691
Segment Reporting Information, Net Assets	52,142		52,142
Segment Reporting Information, Net Assets			49,149
Division VII
Segment Reporting Information, Revenue for Reportable Segment	4,116	3,008	11,318	8,558
Profit (Loss)	864	22	1,882	508
Segment Reporting Information, Net Assets	47,866		47,866
Segment Reporting Information, Net Assets			38,055
Division VIII
Segment Reporting Information, Revenue for Reportable Segment	4,170	3,453	12,070	10,208
Profit (Loss)	943	707	2,727	1,530
Segment Reporting Information, Net Assets	41,158		41,158
Segment Reporting Information, Net Assets			37,053
Division IX
Segment Reporting Information, Revenue for Reportable Segment	7,529	6,595	21,934	20,711
Profit (Loss)	2,752	2,171	8,141	6,041
Segment Reporting Information, Net Assets	77,575		77,575
Segment Reporting Information, Net Assets			71,580
Segment Reporting Information, Revenue for Reportable Segment	54,518	47,179	157,758	143,189
Profit (Loss)	19,367	13,989	55,230	43,493
Segment Reporting Information, Net Assets	575,600		575,600
Segment Reporting Information, Net Assets			519,483
Profit per division	19,366	13,988	55,229	43,493
Corporate earnings not allocated	4,004	3,785	10,588	9,650
Corporate expenses not allocated	(16,329)	(10,813)	(46,224)	(36,418)
Income Taxes not allocated	(833)	(1,323)	(2,411)	(3,782)
Net Income	$ 6,208	$ 5,637	$ 17,182	$ 12,943